Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ 366	$ 222
Noncurrent liability	48,448	112,771
Net liability recognized	48,814	112,993
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	16,334	28,979
Net liability recognized	$ 16,334	$ 28,979